Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Losses) on Open Contracts
The net unrealized gains (losses) on open contracts at December 31, 2014 and 2013, respectively, reported as a component of “Trading Equity” on the Statements of Financial Condition, and their longest contract maturities were as follows:

Charter Campbell
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2014	(1,626,225)	518,669	(1,107,556)	Mar. 2016	Mar. 2015
2013	(1,456,914)	231,333	(1,225,581)	Mar. 2015	Mar. 2014

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Losses) on Open Contracts
Charter Aspect
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2014	3,253,461	394,990	3,648,451	Jun. 2017	Mar. 2015
2013	2,558,637	265,254	2,823,891	Jun. 2016	Mar. 2014

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Losses) on Open Contracts
Charter WNT
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2014	1,258,194	(189,115)	1,069,079	Mar. 2018	Jun. 2015
2013	1,777,462	14,258	1,791,720	Dec. 2016	Jun. 2014